NATURE OF BUSINESS AND COMPANY	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
NATURE OF BUSINESS AND COMPANY

Note 1 — NATURE OF BUSINESS AND COMPANY

Leifras Co., Ltd. (the “Company” or “Leifras”) was incorporated in Tokyo, Japan, in August 2001. The Company operates its business and manages its subsidiaries with a focus on providing services related to operation of sports schools and organizing events for children, selling sports equipment, managing extracurricular activities in elementary and junior high schools, offering sports therapy for children with developmental disabilities, and providing health exercise guidance for the elderly.

The unaudited interim condensed consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Leifras	● A Japan company ● Incorporated on August 28, 2001	-	Engaged in management and operation of sports clubs, sports classes and cultural classes, management of extracurricular activities in elementary and junior high schools, sports and healthcare facility management, selling sports equipment, and investment holding

Leifras Travel Co., Ltd. (“Leifras Travel”)	● A Japan company ● Incorporated on April 9, 2019	100% owned by Leifras	Engaged in travel business based on the Travel Agency Act

Regional Collaboration Department Co., Ltd. (“Regional Collaboration Department”)	● A Japan company ● Incorporated on June 24, 2020 ● Liquidated on December 13, 2024	100% owned by Leifras	Engaged in management of operation of sports clubs, sports classes, and cultural classes

Apicos Co., Ltd. (“Apicos”)	● A Japan company ● Incorporated on January 6, 2020	100% owned by Leifras	Engaged in management of after-school childcare facilities

LEIF Co., Ltd. (“LEIF”)	● A Japan company ● Incorporated on January 4, 2022 ● Liquidated on June 28, 2024	100% owned by Leifras	Engaged in after-school child welfare business based on the Child Welfare Act

Hokkaido Tokachi Sky Earth Sports Co., Ltd. (“Sky Earth Sports Co.”)	● A Japan company ● Incorporated on November 27, 2017 ● Disposed on April 8, 2024	100% owned by Leifras	Engaged in management and operation of sports clubs, sports classes, and cultural classes